JPMorgan Core Bond Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.12%	(0.93%)	1.63%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	(0.74%)	1.53%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.38%	0.08%	2.27%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.64%	(1.26%)	0.96%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.34%	(0.51%)	1.19%